Fair Value Of Financial Instruments - Summary Of The Plan's Financial Instruments Measured At Fair Value (Detail) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Financial Assets	$ 73,920,261	$ 69,055,263
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Financial Assets	73,920,261	69,055,263
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Financial Assets	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Financial Assets	0	0
Share Of Registred Investment [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Financial Assets	73,271,403	68,208,865
Share Of Registred Investment [Member] | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Financial Assets	73,271,403	68,208,865
Share Of Registred Investment [Member] | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Financial Assets	0	0
Share Of Registred Investment [Member] | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Financial Assets	0	0
EBP, Employer, Common Stock Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Financial Assets	648,858	846,398
EBP, Employer, Common Stock Fund [Member] | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Financial Assets	648,858	846,398
EBP, Employer, Common Stock Fund [Member] | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Financial Assets	0	0
EBP, Employer, Common Stock Fund [Member] | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Financial Assets	$ 0	$ 0